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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2001.
                                                       --------------


               (Please read instructions before preparing form.)

If amended report check here: [_]

Michael J. Puzo
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes  60 State Street  Boston,  MA  02109
--------------------------------------------------------------------------------
Business Address  (Street)  (City)  (State)  (Zip)

   (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

--------------------------------ATTENTION---------------------------------------

                  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
                 FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15thday of May, 2001.

                                     Michael J. Puzo
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                13F File No.:             Name:                                           13F File No.:
1.  Timothy F. Fidgeon (17)*          28-06165                6.
------------------------------     --------------------      ------------------------------------------      -------------------
2.  Roy A. Hammer                     28-5798                 7.
------------------------------     --------------------      ------------------------------------------      -------------------
3.  Lawrence T. Perera                28-06167                8.
------------------------------     --------------------      ------------------------------------------      -------------------
4.                                                            9.
------------------------------     --------------------      ------------------------------------------      -------------------
5.                                                           10.
------------------------------     --------------------      ------------------------------------------      -------------------

*   Refers to manager number on attached detail in Item 7.



                                                                                                                             PAGE:1
AS OF:  MARCH 31, 2001                                     FORM 13F                                       SEC FILE # MICHAEL J PUZO


                                                                               ITEM 5:      ITEM 6:                     ITEM 8:
                                                                 ITEM 4:      SHARES OR   INVESTMENT               VOTING AUTHORITY
        ITEM 1:                  ITEM 2:          ITEM 3:      FAIR MARKET    PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)  (C)
     NAME OF ISSUER          TITLE OF CLASS    CUSIP NUMBER      VALUE         AMOUNT     (A) (B) (C)   MANAGERS  SOLE  SHARED NONE
ABBOTT LABS                   COMMON STOCK      002824100        369026         7820          xx                          7820

AMGEN INC                     COMMON STOCK      031162100       2565492        42625          xx                         42625

ANALOG DEVICES, INC.          COMMON STOCK      032654105        461154        12725          xx                         12725

AUTOMATIC DATA PROCESSING     COMMON STOCK      053015103       2781537        51150          xx                         51150

AVERY DENNISON CORP           COMMON STOCK      053611109        873936        16800          xx                         16800

AVON PRODUCTS INC             COMMON STOCK      054303102        695826        17400          xx                         17400

BP AMOCO PLC ADR              COMMON STOCK      055622104       2201441        44366          xx                         44366

BERKSHIRE HATHAWAY INC        CLASS B           084670207        624512          287          xx                           287

BRISTOL-MYERS SQUIBB CO       COMMON STOCK      110122108       2128837        35839          xx                         35839

BURLINGTON RESOURCES INC      COMMON STOCK      122014103        406106         9075          xx                          9075

CISCO SYS INC                 COMMON STOCK      17275R102        400546        25331          xx                         25331

COGNEX                        COMMON STOCK      192422103        252450        10200          xx                         10200

COLGATE PALMOLIVE CO          COMMON STOCK      194162103        574704        10400          xx                         10400

WALT DISNEY COMPANY           COMMON STOCK      254687106        393793        13769          xx                         13769

DOW CHEMICAL CO               COMMON STOCK      260543103        337168        10680          xx                         10680

DOW JONES & CO INC            COMMON STOCK      260561105       3720724        71074          xx                         71074

DOW JONES & CO INC            CLASS B           260561204       1849944        35338          xx                         35338
                              (RESTRICTED)



                                                                                                                             PAGE:2
AS OF:  MARCH 31, 2001                                     FORM 13F                                       SEC FILE # MICHAEL J PUZO

                                                                               ITEM 5:      ITEM 6:                     ITEM 8:
                                                                 ITEM 4:      SHARES OR   INVESTMENT               VOTING AUTHORITY
        ITEM 1:                  ITEM 2:          ITEM 3:      FAIR MARKET    PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)  (C)
     NAME OF ISSUER          TITLE OF CLASS    CUSIP NUMBER      VALUE         AMOUNT     (A) (B) (C)   MANAGERS  SOLE  SHARED NONE

E I DU PONT DE NEMOURS & CO   COMMON STOCK      263534109        502645        12350          xx                         12350

EMC CORP                      COMMON STOCK      268648102       2046240        69600          xx                         69600

EMERSON ELECTRIC CO           COMMON STOCK      291011104        996340        16070          xx                         16070

EXXON MOBIL CORP              COMMON STOCK      30231G102       1254690        15490          xx                         15490

GENERAL ELECTRIC CO           COMMON STOCK      369604103       4088048        97660          xx                         97660

GILLETTE COMPANY              COMMON STOCK      375766102       1268931        40710          xx                         40710

HEWLETT- PACKARD CO           COMMON STOCK      428236103       1131974        36200          xx                         36200

INTEL CORPORATION             COMMON STOCK      458140100       3457989       131420          xx                        131420

JEFFERSON-PILOT CORP          COMMON STOCK      475070108       3271144        48183          xx                         48183

JOHNSON & JOHNSON             COMMON STOCK      478160104       3241726        37061          xx                         37061

KOPIN                         COMMON STOCK      500600101        178825        31100          xx                         31100

ELI LILLY & CO                COMMON STOCK      532457108        314306         4100          xx                          4100

MCDONALD'S CORP               COMMON STOCK      580135101        454403        17115          xx                         17115

MERCK & CO INC                COMMON STOCK      589331107       3313794        43660          xx                         43660

MICROSOFT CORP                COMMON STOCK      594918104       1677430        30673          xx                         30673

MINNESOTA MINING & MFG CO.    COMMON STOCK      604059105       1599852        15398          xx                         15398

NOVO NORDISK A/S ADR          COMMON STOCK      670100205        268245         2700          xx                          2700

PEPSICO INC                   COMMON STOCK      713448108        672611        15304          xx                         15304

PFIZER INC                    COMMON STOCK      717081103        630630        15400          xx                         15400





                                                                                                                             PAGE:3
AS OF:  MARCH 31, 2001                                     FORM 13F                                       SEC FILE # MICHAEL J PUZO

                                                                               ITEM 5:      ITEM 6:                     ITEM 8:
                                                                 ITEM 4:      SHARES OR   INVESTMENT               VOTING AUTHORITY
        ITEM 1:                  ITEM 2:          ITEM 3:      FAIR MARKET    PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)  (C)
     NAME OF ISSUER          TITLE OF CLASS    CUSIP NUMBER      VALUE         AMOUNT     (A) (B) (C)   MANAGERS  SOLE  SHARED NONE
PROCTER & GAMBLE CO           COMMON STOCK      742718109        574856         9183          xx                          9183

SBC COMMUNICATIONS INC        COMMON STOCK      78387G103        203647         4563          xx                          4563

SARA LEE CORP                 COMMON STOCK      803111103        248170        11500          xx                         11500

SCHLUMBERGER LTD              COMMON STOCK      806857108        581861        10100          xx                         10100

SEPRACOR INC                  COMMON STOCK      817315104       1060800        33150          xx                         33150

STATE STREET CORP             COMMON STOCK      857477103        268432         2874          xx                          2874

AGGREGATE TOTAL                                              53,944,785
